RECEIVABLES - Additional Information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2021 USD ($) contract account	Mar. 31, 2020 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	90 days
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	218	289
Pre-modification value of retail and finance lease receivable contracts	$ 6	$ 9
Post-modification value of retail and finance lease receivable contracts	$ 6	$ 8
Number of accounts receivable undergoing bankruptcy proceedings (in contracts)	356	334
Amount of accounts receivable undergoing bankruptcy proceedings	$ 24	$ 17
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	88	79
Post-modification value of retail and finance lease receivable contracts	$ 81	$ 72